Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents

As at December 31, 2018 and 2017, the Company’s cash and cash equivalents balance was $410,683 and $141,677, respectively. These balances included $292,290 and $61,263, respectively, of money market funds, repurchase agreements and commercial paper.